Loans and financings (Details 2) - USD ($) $ in Thousands		Dec. 31, 2022		Mar. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loans and financings		$ 1,669,259			$ 1,699,315	$ 2,024,314
Current		50,840		$ 128,470	46,713
Non-current		1,618,419			1,652,602
United State [Member]
IfrsStatementLineItems [Line Items]
Loans and financings		1,392,625			1,426,962
Current		21,861
Non-current		1,370,764
Brazil [Member]
IfrsStatementLineItems [Line Items]
Loans and financings		276,190			270,571
Current		28,535
Non-current		247,655
Other [member]
IfrsStatementLineItems [Line Items]
Loans and financings		444			1,782
Current		444
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and financings		50,840
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		111,628
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		71,173
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		20,152
Later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		803,300
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		612,166
Eurobonds u s d [member]
IfrsStatementLineItems [Line Items]
Loans and financings		1,210,483	[1]		1,338,334
Current		18,656
Non-current		1,191,827
Eurobonds u s d [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and financings	[1]	18,656
Eurobonds u s d [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Loans and financings	[1]	(2,149)
Eurobonds u s d [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Loans and financings	[1]	(2,216)
Eurobonds u s d [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings	[1]	(2,287)
Eurobonds u s d [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings	[1]	698,561
Eurobonds u s d [member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Loans and financings	[1]	499,918
Debt With Brazilian National Bank For Economic And Social Development [Member]
IfrsStatementLineItems [Line Items]
Loans and financings		216,316			215,801
Current		26,105
Non-current		190,211
Debt With Brazilian National Bank For Economic And Social Development [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and financings		26,105
Debt With Brazilian National Bank For Economic And Social Development [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		24,773
Debt With Brazilian National Bank For Economic And Social Development [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		23,722
Debt With Brazilian National Bank For Economic And Social Development [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		21,154
Debt With Brazilian National Bank For Economic And Social Development [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		13,454
Debt With Brazilian National Bank For Economic And Social Development [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		107,108
Export Credit Note [Member]
IfrsStatementLineItems [Line Items]
Loans and financings		232,790			135,077
Current		5,500
Non-current		227,290
Export Credit Note [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and financings		5,500
Export Credit Note [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		88,907
Export Credit Note [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		48,382
Export Credit Note [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		90,000
Export Credit Note [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		1
Other borrowings [member]
IfrsStatementLineItems [Line Items]
Loans and financings		9,670			$ 5,187
Current		579
Non-current		9,091
Other borrowings [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and financings		579
Other borrowings [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		97
Other borrowings [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		1,285
Other borrowings [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		1,285
Other borrowings [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		1,285
Other borrowings [member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Loans and financings		$ 5,139

[1]	The negative balances refer to related funding costs (fee) amortization.